Distributable Earnings (Tables)	12 Months Ended
Dec. 31, 2020
Investment Company, Distributable Earnings [Abstract]
Schedule of classifications of distributions received from investments

The classifications of distributions received from our investments were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Ordinary income (1)	$7,720,259	$11,845,727
Capital gain income (2)	1,926,594	2,273,809
Return of capital (3)	2,997,332	4,989,497
	$12,644,185	$19,109,033

(1)Reported as investment income in our Consolidated Statement of Operations.

(2)Included in net realized gain on investments, net of tax, in our Consolidated Statement of Operations.

(3)Included in net change in unrealized gain on investments in our Consolidated Statement of Operations.

Schedule of tax character of distributions

The tax character of distributions during the years ended December 31, 2020 and December 31, 2019 were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Ordinary income	$1,786,150	$5,431,697
Long term capital gains	4,964,033	3,541,809
Return of capital	—	5,132,546
	$6,750,183	$14,106,052

Schedule of components of distributable earnings on a U.S. federal income tax basis

As of December 31, 2020, the components of distributable earnings on a U.S. federal income tax basis were as follows:

Undistributed ordinary income	$—
Undistributed net long term capital gains	$7,997,377
Net unrealized gain (loss)	$—